Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 84.5% of Net Assets

Non-Convertible Bonds — 81.0%
	ABS Car Loan — 0.6%
$802,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$759,941
244,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025(a)	242,937
300,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029(a)	304,873
440,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	394,733
410,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	395,445
		2,097,929
	ABS Other — 0.1%
173,721	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036(a)	163,858
177,267	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037(a)	163,432
		327,290
	Aerospace & Defense — 1.6%
400,000	Bombardier, Inc., 6.000%, 2/15/2028(a)	389,710
1,355,000	Bombardier, Inc., 7.125%, 6/15/2026(a)	1,348,674
330,000	Bombardier, Inc., 8.750%, 11/15/2030(a)	351,352
620,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	650,377
160,000	TransDigm, Inc., 6.250%, 3/15/2026(a)	159,724
1,655,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,693,201
695,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	715,850
		5,308,888
	Airlines — 1.4%
485,000	Allegiant Travel Co., 7.250%, 8/15/2027(a)	474,544
356,971	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	333,083
949,980	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	893,683
2,285,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	2,227,332
400,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026(a)	376,856
320,000	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.000%, 9/20/2025(a)	230,134
160,000	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.000%, 9/20/2025(a)	115,067
		4,650,699
	Automotive — 2.8%
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027(a)	463,808
385,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	340,131
180,000	Ford Motor Co., 3.250%, 2/12/2032	149,707
3,080,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	2,947,288
545,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	558,327
1,200,000	Ford Motor Credit Co. LLC, 6.950%, 6/10/2026	1,230,989
1,620,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,436,940
895,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(b)	814,416
320,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(b)	295,517
750,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029(a)	730,909
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$265,000	Wheel Pros, Inc., 6.500%, 5/15/2029(a)	$80,825
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	297,455
		9,346,312
	Banking — 1.9%
665,000	Ally Financial, Inc., 5.750%, 11/20/2025	660,857
715,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	761,993
405,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	347,213
750,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	615,686
605,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	507,087
620,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	578,045
1,630,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	1,670,320
1,180,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	1,109,764
		6,250,965
	Brokerage — 0.6%
340,000	Coinbase Global, Inc., 3.375%, 10/01/2028(a)	286,883
185,000	Coinbase Global, Inc., 3.625%, 10/01/2031(a)	142,939
405,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028(a)	362,507
225,000	NFP Corp., 4.875%, 8/15/2028(a)	222,670
540,000	NFP Corp., 6.875%, 8/15/2028(a)	548,964
445,000	NFP Corp., 8.500%, 10/01/2031(a)	482,336
		2,046,299
	Building Materials — 2.5%
165,000	ACProducts Holdings, Inc., 6.375%, 5/15/2029(a)	122,150
485,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030(a)	488,634
790,000	Beacon Roofing Supply, Inc., 6.500%, 8/01/2030(a)	807,753
490,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(a)	441,970
635,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	644,544
745,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(b)	793,425
840,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(b)	796,624
1,305,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029(a)	1,173,365
540,000	LBM Acquisition LLC, 6.250%, 1/15/2029(a)	482,193
450,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030(a)	398,250
470,000	Patrick Industries, Inc., 4.750%, 5/01/2029(a)	427,989
810,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(a)	794,415
320,000	Standard Industries, Inc., 4.375%, 7/15/2030(a)	293,884
455,000	Summit Materials LLC/Summit Materials Finance Corp., 7.250%, 1/15/2031(a)	479,435
		8,144,631
	Cable Satellite — 8.4%
3,845,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	3,359,184
4,310,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	3,502,422
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	12,847
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(a)	511,913
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	291,829
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	151,215
7,305,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	4,398,490
3,755,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	2,271,775
220,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	194,333
1,955,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,216,988
425,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	375,105

Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$2,695,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	$2,532,160
1,145,000	DISH DBS Corp., 5.125%, 6/01/2029	590,122
1,410,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,208,018
1,105,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	881,348
4,160,000	DISH DBS Corp., 7.750%, 7/01/2026	2,897,482
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	318,376
1,810,000	Sirius XM Radio, Inc., 3.875%, 9/01/2031(a)	1,548,430
385,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026(a)	236,103
1,355,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027(a)	1,318,770
		27,816,910
	Chemicals — 2.2%
205,000	Ashland, Inc., 3.375%, 9/01/2031(a)	176,693
775,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(a)	559,631
1,120,000	Braskem Netherlands Finance BV, 8.500%, 1/12/2031(a)	1,041,600
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,459,121
770,000	Olympus Water U.S. Holding Corp., 9.750%, 11/15/2028(a)	817,273
165,000	W.R. Grace Holdings LLC, 5.625%, 8/15/2029(a)	145,193
		7,199,511
	Consumer Cyclical Services — 2.9%
1,585,000	ADT Security Corp., 4.125%, 8/01/2029(a)	1,458,596
340,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	307,916
150,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/2027(a)	139,079
830,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029(a)	645,046
1,235,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	1,178,149
4,595,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	4,606,523
230,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	238,195
535,000	Uber Technologies, Inc., 8.000%, 11/01/2026(a)	544,925
450,000	VT Topco, Inc., 8.500%, 8/15/2030(a)	468,166
		9,586,595
	Consumer Products — 1.4%
520,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(a)	495,981
685,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(a)	703,707
2,270,000	Energizer Holdings, Inc., 4.375%, 3/31/2029(a)	2,031,846
690,000	Newell Brands, Inc., 5.200%, 4/01/2026	680,486
225,000	Prestige Brands, Inc., 3.750%, 4/01/2031(a)	196,687
505,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031(a)	426,943
		4,535,650
	Diversified Manufacturing — 0.3%
385,000	Madison IAQ LLC, 5.875%, 6/30/2029(a)	339,217
920,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	802,700
		1,141,917
	Electric — 0.5%
1,400,000	Calpine Corp., 4.500%, 2/15/2028(a)	1,331,610
89,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	76,188
290,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(a)	308,134
		1,715,932
	Environmental — 0.6%
35,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	33,455
285,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	289,576
1,390,000	Covanta Holding Corp., 4.875%, 12/01/2029(a)	1,214,429
285,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	293,630
		1,831,090
	Finance Companies — 5.3%
1,000,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.406%, 1/15/2067(a)(c)	516,200
330,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	336,506
345,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(b)	295,772
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$160,000	Blackstone Secured Lending Fund, 2.750%, 9/16/2026	$146,386
775,000	Blackstone Secured Lending Fund, 3.625%, 1/15/2026	739,256
880,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	818,127
510,406	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024(a)(d)	479,782
535,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	523,207
660,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	596,727
350,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(a)	336,552
1,320,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031(a)	1,230,779
3,105,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	2,547,189
715,000	OneMain Finance Corp., 3.500%, 1/15/2027	661,693
60,000	OneMain Finance Corp., 3.875%, 9/15/2028	53,085
1,485,000	OneMain Finance Corp., 4.000%, 9/15/2030	1,270,797
215,000	OneMain Finance Corp., 5.375%, 11/15/2029	201,326
990,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,008,601
675,000	PennyMac Financial Services, Inc., 7.875%, 12/15/2029(a)	694,823
1,220,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	1,125,450
3,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	2,757,220
1,235,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,049,168
		17,388,646
	Financial Other — 1.1%
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	28,218
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	48,252
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	9,150
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	9,214
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	12,729
441,195	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	33,725
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	13,847
55,431	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	360
810,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(e)	14,175
405,000	China Evergrande Group, 8.750%, 6/28/2025(e)	5,063
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	2,586
674,699	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)	28,054
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	5,000
3,015,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,517,706
825,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	741,035
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	12,956
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	7,352
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	23,000
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	17,537
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	6,460
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	12,323
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	7,687
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	10,296
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	6,454
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	8,000
76,373	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(d)	9,340
76,373	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(d)	8,109

Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$152,747	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(d)	$14,259
229,122	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(d)	18,160
229,122	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(d)	17,024
107,634	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(d)	6,861
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	4,016
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	9,112
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	56,874
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	12,458
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	13,075
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	2,776
		3,753,243
	Food & Beverage — 0.8%
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	333,714
1,205,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,099,290
895,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	802,051
375,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029(a)	324,442
		2,559,497
	Gaming — 2.0%
340,000	Boyd Gaming Corp., 4.750%, 6/15/2031(a)	312,060
755,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	762,683
1,310,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	1,341,322
260,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	271,195
1,025,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029(a)	902,286
90,000	Penn Entertainment, Inc., 4.125%, 7/01/2029(a)	76,950
745,000	Sands China Ltd., 5.650%, 8/08/2028	738,778
600,000	Studio City Finance Ltd., 5.000%, 1/15/2029(a)	503,154
705,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	688,087
1,020,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	944,647
		6,541,162
	Government Owned - No Guarantee — 0.2%
490,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	506,907
	Health Care REITs — 0.2%
795,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	497,056
	Health Insurance — 0.3%
90,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	80,901
870,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	760,175
		841,076
	Healthcare — 2.0%
190,000	AdaptHealth LLC, 4.625%, 8/01/2029(a)	146,633
965,000	AdaptHealth LLC, 5.125%, 3/01/2030(a)	752,771
1,555,000	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028(a)	1,640,432
1,475,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(a)	1,233,611
150,000	Fortrea Holdings, Inc., 7.500%, 7/01/2030(a)	154,046
440,000	Garden Spinco Corp., 8.625%, 7/20/2030(a)	469,980
185,000	Hologic, Inc., 3.250%, 2/15/2029(a)	167,725
675,000	Medline Borrower LP, 3.875%, 4/01/2029(a)	610,297
1,120,000	Star Parent, Inc., 9.000%, 10/01/2030(a)	1,180,315
350,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026(a)	292,446
		6,648,256
Principal Amount (‡)	Description	Value (†)

	Home Construction — 0.0%
$115,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	$109,546
40,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	36,758
		146,304
	Independent Energy — 4.8%
585,000	Antero Resources Corp., 5.375%, 3/01/2030(a)	560,699
285,000	Apache Corp., 4.750%, 4/15/2043	224,304
1,275,000	Baytex Energy Corp., 8.500%, 4/30/2030(a)	1,319,510
270,000	Baytex Energy Corp., 8.750%, 4/01/2027(a)	278,949
585,000	Chesapeake Energy Corp., 6.750%, 4/15/2029(a)	590,442
1,050,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	1,096,142
340,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	360,646
490,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026(a)	493,021
770,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	798,929
655,000	Energian Israel Finance Ltd., 4.875%, 3/30/2026(a)	602,600
345,000	Energian Israel Finance Ltd., 5.375%, 3/30/2028(a)	302,824
315,000	Gulfport Energy Corp., 8.000%, 5/17/2026(a)	318,418
1,170,000	Leviathan Bond Ltd., 6.750%, 6/30/2030(a)	1,064,878
440,000	Matador Resources Co., 5.875%, 9/15/2026	436,347
515,000	Matador Resources Co., 6.875%, 4/15/2028(a)	522,373
260,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	252,627
795,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	804,938
750,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	781,198
590,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(a)	575,226
185,000	Permian Resources Operating LLC, 6.875%, 4/01/2027(a)	184,873
615,000	Permian Resources Operating LLC, 7.000%, 1/15/2032(a)	634,479
315,000	Range Resources Corp., 8.250%, 1/15/2029	326,016
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	103,950
1,580,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	1,637,228
135,000	SM Energy Co., 5.625%, 6/01/2025	133,409
210,000	SM Energy Co., 6.625%, 1/15/2027	208,812
430,000	SM Energy Co., 6.750%, 9/15/2026	428,880
360,000	Southwestern Energy Co., 5.375%, 2/01/2029	351,322
345,000	Strathcona Resources Ltd., 6.875%, 8/01/2026(a)	329,373
		15,722,413
	Industrial Other — 0.1%
385,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026(a)	384,811
	Leisure — 4.1%
1,830,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,785,043
1,545,000	Carnival Corp., 6.000%, 5/01/2029(a)	1,486,608
110,000	Carnival Corp., 7.000%, 8/15/2029(a)	114,853
380,000	Cinemark USA, Inc., 5.250%, 7/15/2028(a)	348,614
2,765,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	2,701,841
5,000	NCL Corp. Ltd., 5.875%, 3/15/2026	4,886
640,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	668,533
295,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	282,383
465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	428,673
1,315,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	1,270,124
1,730,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,707,958
530,000	Royal Caribbean Cruises Ltd., 11.625%, 8/15/2027(a)	576,730
305,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029(a)	285,119
565,000	Viking Cruises Ltd., 5.875%, 9/15/2027(a)	545,225
260,000	Viking Cruises Ltd., 7.000%, 2/15/2029(a)	257,765
870,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029(a)	848,250
335,000	VOC Escrow Ltd., 5.000%, 2/15/2028(a)	320,869
		13,633,474
	Lodging — 1.6%
255,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	222,541
2,105,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	1,863,350

Principal Amount (‡)	Description	Value (†)

	Lodging — continued
$705,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	$650,395
790,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	696,156
450,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	403,013
1,435,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,283,320
		5,118,775
	Media Entertainment — 1.4%
665,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026(a)(e)	33,250
425,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027(a)(e)	21,250
1,950,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	1,500,145
495,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	422,026
425,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027(a)	410,804
310,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(a)	325,544
255,000	Playtika Holding Corp., 4.250%, 3/15/2029(a)	222,500
1,870,000	Stagwell Global LLC, 5.625%, 8/15/2029(a)	1,724,364
		4,659,883
	Metals & Mining — 2.8%
900,000	ATI, Inc., 4.875%, 10/01/2029	838,765
550,000	ATI, Inc., 7.250%, 8/15/2030	572,215
510,000	Commercial Metals Co., 4.125%, 1/15/2030	467,306
1,883,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026(a)	1,685,540
3,030,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	2,575,030
1,075,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(a)	712,628
485,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(a)	373,872
355,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	362,256
735,000	Mineral Resources Ltd., 8.125%, 5/01/2027(a)	746,680
655,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	696,769
163,000	U.S. Steel Corp., 6.875%, 3/01/2029	166,759
170,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026(a)	105,623
		9,303,443
	Midstream — 4.7%
520,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(a)	499,912
240,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026(a)	245,813
595,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	563,825
490,000	Energy Transfer LP, 6.000%, 2/01/2029(a)	494,402
1,695,000	Energy Transfer LP, Series A, 3 mo. USD LIBOR + 4.028%, 9.669%(b)(c)	1,627,733
485,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	494,996
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	74,475
370,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	322,825
625,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	543,952
85,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	81,261
1,080,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	1,043,155
140,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	143,457
1,230,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	1,267,388
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	225,754
570,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(a)	557,827
1,255,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	1,154,600
895,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	863,493
175,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	173,719
1,025,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	1,005,578
920,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	937,306
520,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031(a)	471,425
350,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	325,122
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$1,555,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	$1,317,782
320,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	281,922
785,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	784,593
		15,502,315
	Non-Agency Commercial Mortgage-Backed Securities — 1.2%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.937%, 5/10/2047(a)(c)	496,623
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	77,540
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.153%, 8/10/2044(a)(c)	143,434
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.153%, 8/10/2044(a)(c)	542,924
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.685%, 6/10/2047(a)(c)	251,732
647,358	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.151%, 8/15/2046(c)	587,478
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.077%, 8/15/2046(c)	660,570
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030(a)(c)	286,107
190,252	Starwood Retail Property Trust, Series 2014-STAR, Class A, PRIME + 0.000%, 8.500%, 11/15/2027(a)(c)	134,261
310,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	241,817
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	207,146
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.329%, 12/15/2045(c)	146,453
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.204%, 8/15/2046(c)	121,175
		3,897,260
	Oil Field Services — 1.6%
420,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, 10/01/2030(a)	429,493
445,000	Nabors Industries, Inc., 9.125%, 1/31/2030(a)	446,807
170,000	Oceaneering International, Inc., 6.000%, 2/01/2028(a)	165,640
325,000	Seadrill Finance Ltd., 8.375%, 8/01/2030(a)	339,082
380,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026(a)	385,112
405,000	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	411,061
1,743,750	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	1,735,089
410,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	425,370
625,000	Transocean, Inc., 7.500%, 1/15/2026(a)	616,356
440,000	Weatherford International Ltd., 8.625%, 4/30/2030(a)	459,386
		5,413,396
	Other REITs — 0.4%
120,000	Service Properties Trust, 3.950%, 1/15/2028	98,312
60,000	Service Properties Trust, 4.750%, 10/01/2026	55,987
215,000	Service Properties Trust, 4.950%, 2/15/2027	194,633
875,000	Service Properties Trust, 8.625%, 11/15/2031(a)	916,504
		1,265,436
	Packaging — 0.2%
422,598	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(h)	197,430
360,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/2028(a)	363,100
		560,530
	Pharmaceuticals — 3.9%
3,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,921,156
160,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030(a)	73,755
965,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	651,375

Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$640,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	$607,603
1,750,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031(a)	1,495,978
870,000	Perrigo Finance Unlimited Co., 4.650%, 6/15/2030	791,351
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	736,884
245,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	295,405
200,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	249,791
265,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	245,363
5,915,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	4,003,557
510,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	488,325
715,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	770,599
515,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	561,649
		12,892,791
	Property & Casualty Insurance — 1.1%
355,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(a)	320,547
495,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	493,250
670,000	AmWINS Group, Inc., 4.875%, 6/30/2029(a)	611,867
425,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029(a)	396,716
975,000	HUB International Ltd., 7.250%, 6/15/2030(a)	1,029,824
935,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	617,792
1,920,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.916%, 1/15/2033(a)(f)	67,200
		3,537,196
	Refining — 0.9%
865,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	860,675
310,000	HF Sinclair Corp., 5.000%, 2/01/2028(a)	300,640
545,000	Parkland Corp., 4.500%, 10/01/2029(a)	499,476
1,025,000	Parkland Corp., 4.625%, 5/01/2030(a)	943,000
325,000	PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/2030(a)	331,012
		2,934,803
	Restaurants — 1.4%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	225,879
265,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	250,352
1,815,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,733,470
340,000	Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029(a)	313,659
735,000	Papa John's International, Inc., 3.875%, 9/15/2029(a)	650,153
875,000	Yum! Brands, Inc., 3.625%, 3/15/2031	789,070
700,000	Yum! Brands, Inc., 4.625%, 1/31/2032	654,570
		4,617,153
	Retailers — 1.4%
480,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	455,880
1,150,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(a)	1,064,441
525,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	519,257
75,000	Bath & Body Works, Inc., 6.625%, 10/01/2030(a)	76,654
315,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	318,948
90,000	Crocs, Inc., 4.125%, 8/15/2031(a)	76,157
85,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	77,267
390,000	Michaels Cos., Inc., 7.875%, 5/01/2029(a)	245,540
370,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026(a)	355,550
125,000	Nordstrom, Inc., 4.250%, 8/01/2031	104,064
Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$845,000	Sonic Automotive, Inc., 4.625%, 11/15/2029(a)	$768,960
480,000	Sonic Automotive, Inc., 4.875%, 11/15/2031(a)	427,849
90,000	Victoria's Secret & Co., 4.625%, 7/15/2029(a)	75,225
		4,565,792
	Technology — 5.3%
805,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(a)	766,715
2,610,000	CommScope Technologies LLC, 5.000%, 3/15/2027	1,086,413
565,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	235,181
500,000	CommScope, Inc., 4.750%, 9/01/2029(a)	335,703
365,000	CommScope, Inc., 6.000%, 3/01/2026(a)	325,390
225,000	Dun & Bradstreet Corp., 5.000%, 12/15/2029(a)	209,885
700,000	Elastic NV, 4.125%, 7/15/2029(a)	642,773
935,000	Entegris Escrow Corp., 5.950%, 6/15/2030(a)	929,425
270,000	Everi Holdings, Inc., 5.000%, 7/15/2029(a)	245,087
470,000	Gartner, Inc., 3.750%, 10/01/2030(a)	415,466
940,000	GoTo Group, Inc., 5.500%, 9/01/2027(a)	454,671
1,232,000	GTCR W-2 Merger Sub LLC, 7.500%, 1/15/2031(a)	1,301,882
360,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	325,986
975,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	947,941
405,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	385,523
1,420,000	NCR Atleos Corp., 9.500%, 4/01/2029(a)	1,508,744
910,000	NCR Voyix Corp., 5.000%, 10/01/2028(a)	860,194
845,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	803,258
45,000	NCR Voyix Corp., 5.250%, 10/01/2030(a)	41,327
665,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	620,111
1,055,000	Newfold Digital Holdings Group, Inc., 11.750%, 10/15/2028(a)	1,134,916
725,000	Open Text Corp., 6.900%, 12/01/2027(a)	753,747
40,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	36,203
380,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029(a)	335,337
370,000	Sabre Global, Inc., 11.250%, 12/15/2027(a)	363,536
400,000	Seagate HDD Cayman, 4.091%, 6/01/2029	370,656
540,000	Seagate HDD Cayman, 8.250%, 12/15/2029(a)	582,405
30,600	Seagate HDD Cayman, 9.625%, 12/01/2032	34,991
1,125,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	990,822
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	115,933
335,000	Western Digital Corp., 2.850%, 2/01/2029	288,393
		17,448,614
	Transportation Services — 0.6%
2,220,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	2,123,319
	Treasuries — 0.5%
7,652(i )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	1,571,470
	Wireless — 1.3%
665,000	Altice France Holding SA, 10.500%, 5/15/2027(a)	429,264
655,000	Altice France SA, 5.125%, 1/15/2029(a)	509,425
685,000	Altice France SA, 5.500%, 10/15/2029(a)	537,125
705,000	Altice France SA, 8.125%, 2/01/2027(a)	649,891
445,000	IHS Holding Ltd., 5.625%, 11/29/2026(a)	386,144
1,735,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,582,598
105,000	Vodafone Group PLC, (fixed rate to 12/04/2050, variable rate thereafter), 5.125%, 6/04/2081	79,051
		4,173,498
	Wirelines — 2.0%
935,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	779,865
1,255,000	Frontier Communications Holdings LLC, 5.000%, 5/01/2028(a)	1,159,842
1,375,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027(a)	1,328,389
630,000	Iliad Holding SASU, 6.500%, 10/15/2026(a)	628,768
705,000	Level 3 Financing, Inc., 3.625%, 1/15/2029(a)	296,100
245,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	121,275
200,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026(a)	116,492
465,000	Lumen Technologies, Inc., 4.000%, 2/15/2027(a)	300,097

Principal Amount (‡)	Description	Value (†)

	Wirelines — continued
$1,185,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	$1,159,057
805,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028(a)	693,826
		6,583,711
	Total Non-Convertible Bonds (Identified Cost $286,196,551)	266,792,848

Convertible Bonds — 3.5%
	Airlines — 0.4%
1,390,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,404,595
	Cable Satellite — 1.3%
7,350,000	DISH Network Corp., 3.375%, 8/15/2026	3,895,500
505,000	DISH Network Corp., Zero Coupon, 6.944%–33.748%, 12/15/2025(g)	313,100
		4,208,600
	Consumer Cyclical Services — 0.0%
85,000	Zillow Group, Inc., 1.375%, 9/01/2026	115,855
	Financial Other — 0.0%
94,407	Sunac China Holdings Ltd., 7.800% PIK or 7.800% Cash, 9/30/2032(a)(d)	7,080
	Gaming — 0.1%
190,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	246,050
	Healthcare — 0.8%
850,000	Envista Holdings Corp., 1.750%, 8/15/2028(a)	773,500
2,470,000	Teladoc Health, Inc., 1.250%, 6/01/2027	2,030,093
		2,803,593
	Leisure — 0.1%
555,000	NCL Corp. Ltd., 1.125%, 2/15/2027	510,256
	Pharmaceuticals — 0.7%
2,130,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,187,297
	Technology — 0.1%
110,000	Wolfspeed, Inc., 0.250%, 2/15/2028	74,085
200,000	Wolfspeed, Inc., 1.875%, 12/01/2029	136,300
		210,385
	Total Convertible Bonds (Identified Cost $15,442,338)	11,693,711
	Total Bonds and Notes (Identified Cost $301,638,889)	278,486,559

Senior Loans — 3.2%
	Aerospace & Defense — 0.3%
1,125,000	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/14/2031(c)(j)	1,129,219
	Brokerage — 0.2%
189,514	Edelman Financial Center LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.970%, 4/07/2028(c)(j)	189,633
289,258	Edelman Financial Center, LLC, 2021 Term Loan B, 4/07/2028(k)	289,441
		479,074
	Chemicals — 0.2%
548,625	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.856%, 8/18/2028(c)(j)	546,979
	Electric — 0.1%
199,000	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.869%, 5/17/2030(c)(j)	199,830
	Food & Beverage — 0.2%
700,000	Chobani LLC, 2023 Incremental Term Loan, 3 mo. USD SOFR + 3.750%, 9.112%, 10/25/2027(c)(j)	700,581
Principal Amount (‡)	Description	Value (†)

	Healthcare — 0.4%
$546,000	IVC Acquisition Ltd., 2023 USD Term Loan B, 11/17/2028(k)	$546,453
927,333	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.348%, 9/27/2030(c)(j)	915,351
		1,461,804
	Leisure — 0.5%
1,316,597	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.720%, 10/18/2028(c)(j)	1,317,150
280,906	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.357%, 8/08/2027(c)(j)	281,139
		1,598,289
	Media Entertainment — 0.2%
819,402	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.606%, 5/03/2028(c)(j)	804,268
	Property & Casualty Insurance — 0.6%
1,224,829	Acrisure LLC, 2020 Term Loan B, 2/15/2027(k)	1,220,676
189,930	AssuredPartners, Inc., 2023 Term Loan B4, 2/12/2027(k)	190,270
93,586	USI, Inc., 2023 Acquisition Term Loan, 3 mo. USD SOFR + 3.250%, 8.598%, 9/27/2030(c)(j)	93,615
385,085	USI, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.348%, 11/22/2029(c)(j)	385,386
		1,889,947
	Technology — 0.3%
415,000	Iron Mountain, Inc., 2023 Term Loan B, 1/31/2031(k)	414,743
717,215	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 5.000%, 10.507%, 4/11/2029(c)(j)	653,562
		1,068,305
	Transportation Services — 0.2%
812,809	PODS LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.470%, 3/31/2028(c)(j)	794,228
12,990	PODS, LLC, 2021 Term Loan B, 3/31/2028(k)	12,693
		806,921
	Total Senior Loans (Identified Cost $10,600,399)	10,685,217

Shares
Common Stocks— 2.8%
	Aerospace & Defense — 0.1%
643	Lockheed Martin Corp.	291,433
	Air Freight & Logistics — 0.1%
1,374	United Parcel Service, Inc., Class B	216,034
	Banks — 0.1%
1,019	JPMorgan Chase & Co.	173,332
	Beverages — 0.1%
4,686	Coca-Cola Co.	276,146
	Biotechnology — 0.2%
4,968	AbbVie, Inc.	769,891
	Capital Markets — 0.0%
97	BlackRock, Inc.	78,745
797	Morgan Stanley	74,320
		153,065
	Chemicals — 0.0%
257	Linde PLC	105,552
	Communications Equipment — 0.0%
1,348	Cisco Systems, Inc.	68,101
	Consumer Staples Distribution & Retail — 0.1%
333	Costco Wholesale Corp.	219,806
1,049	Walmart, Inc.	165,375
		385,181
	Containers & Packaging — 0.0%
510	Packaging Corp. of America	83,084

Shares	Description	Value (†)
	Electric Utilities — 0.0%
1,256	Duke Energy Corp.	$121,882
	Electrical Equipment — 0.0%
970	Emerson Electric Co.	94,410
	Financial Services — 0.0%
251	Mastercard, Inc., Class A	107,054
	Ground Transportation — 0.1%
659	Union Pacific Corp.	161,864
	Health Care Equipment & Supplies — 0.1%
1,831	Abbott Laboratories	201,538
	Health Care Providers & Services — 0.1%
555	Elevance Health, Inc.	261,716
372	UnitedHealth Group, Inc.	195,847
		457,563
	Hotels, Restaurants & Leisure — 0.1%
2,045	Starbucks Corp.	196,340
	Household Products — 0.1%
1,404	Procter & Gamble Co.	205,742
	IT Services — 0.0%
116	Accenture PLC, Class A	40,705
	Life Sciences Tools & Services — 0.0%
229	Thermo Fisher Scientific, Inc.	121,551
	Machinery — 0.1%
426	Deere & Co.	170,345
	Media — 0.2%
110,256	Altice USA, Inc., Class A(f)	358,332
4,249	Comcast Corp., Class A	186,319
27,529	iHeartMedia, Inc., Class A(f)	73,502
		618,153
	Metals & Mining — 0.1%
3,876	Newmont Corp.	160,428
	Oil, Gas & Consumable Fuels — 0.5%
42,669	Battalion Oil Corp.(f)	410,049
7,700	Canadian Natural Resources Ltd.	504,504
3,030	Diamondback Energy, Inc.	469,892
835	Pioneer Natural Resources Co.	187,775
3,977	Williams Cos., Inc.	138,519
		1,710,739
	Pharmaceuticals — 0.1%
3,329	Bristol-Myers Squibb Co.	170,811
1,121	Johnson & Johnson	175,706
1,213	Merck & Co., Inc.	132,241
		478,758
	Professional Services — 0.0%
357	Clarivate PLC(f)	3,306
	Semiconductors & Semiconductor Equipment — 0.2%
244	Broadcom, Inc.	272,365
2,408	Microchip Technology, Inc.	217,154
1,759	QUALCOMM, Inc.	254,404
		743,923
	Software — 0.1%
679	Microsoft Corp.	255,331
	Specialized REITs — 0.1%
875	American Tower Corp.	188,895
	Specialty Retail — 0.1%
548	Home Depot, Inc.	189,909
	Technology Hardware, Storage & Peripherals — 0.1%
1,226	Apple, Inc.	236,042
321	IQOR US, Inc.(f)	271
		236,313
	Trading Companies & Distributors — 0.0%
1,745	Fastenal Co.	113,024
	Total Common Stocks (Identified Cost $15,363,765)	9,099,592

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — 1.9%
$325,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD SOFR + 6.862%, 12.277%, 12/19/2032(a)(c)	$301,704
920,000	Clover CLO LLC, Series 2021-2A, Class E, 3 mo. USD SOFR + 6.762%, 12.177%, 7/20/2034(a)(c)	915,807
730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.362%, 11.777%, 10/20/2034(a)(c)	692,650
730,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3 mo. USD SOFR + 7.012%, 12.406%, 10/15/2034(a)(c)	605,029
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3 mo. USD SOFR + 6.622%, 12.034%, 4/21/2034(a)(c)	734,880
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD SOFR + 6.512%, 11.927%, 7/02/2035(a)(c)	984,907
470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.806%, 1/15/2035(a)(c)	463,957
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.706%, 10/15/2034(a)(c)	718,453
285,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD SOFR + 6.762%, 12.157%, 10/18/2034(a)(c)	270,909
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.412%, 11.827%, 1/20/2035(a)(c)	422,793
	Total Collateralized Loan Obligations (Identified Cost $6,347,576)	6,111,089

Shares
Exchange-Traded Funds — 0.8%
33,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost$2,897,347)	2,553,870

Preferred Stocks — 0.5%

Convertible Preferred Stocks — 0.3%
	Midstream — 0.0%
3,556	El Paso Energy Capital Trust I, 4.750%	167,488
	Technology — 0.3%
25,815	Clarivate PLC, Series A, 5.250%	988,714
	Total Convertible Preferred Stocks (Identified Cost $1,389,693)	1,156,202

Non-Convertible Preferred Stocks — 0.2%
	Home Construction — 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	393,403
	Other REITs — 0.1%
3,363	Prologis, Inc., Series Q, 8.540%	184,965
	Total Non-Convertible Preferred Stocks (Identified Cost $192,799)	578,368
	Total Preferred Stocks (Identified Cost $1,582,492)	1,734,570

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 5.6%
$6,438,715	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $6,440,504 on 1/02/2024 collateralized by $7,299,700 U.S. Treasury Note, 0.625% due 3/31/2027 valued at $6,567,547 including accrued interest(l)	$6,438,715
2,675,000	U.S. Treasury Bills, 5.170%–5.238%, 4/09/2024(m)(n)	2,637,163
9,485,000	U.S. Treasury Bills, 5.285%–5.290%, 1/04/2024(m)(n)	9,482,244
	Total Short-Term Investments (Identified Cost $18,556,295)	18,558,122
	Total Investments — 99.3% (Identified Cost $356,986,763)	327,229,019
	Other assets less liabilities — 0.7%	2,243,678
	Net Assets — 100.0%	$329,472,697

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of Rule 144A holdings amounted to
$210,535,787 or 63.9% of net assets.

(b)	Perpetual bond with no specified maturity date.
(c)
Variable rate security. Rate as of December 31, 2023 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.

(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2023, interest payments were made in cash.

(i)	Amount shown represents units. One unit represents a principal amount of 1,000.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.50%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at December 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
Swap Agreements
The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the "protection buyer" and "protection seller") to exchange the credit risk of an issuer ("reference obligation") for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments ("fees") over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter ("OTC") market and may be entered into as a bilateral contract or centrally cleared ("centrally cleared swaps"). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as "variation margin," are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund's counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.
At December 31, 2023, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* .S41 500, 5-Year	5.00%	12/20/2028	3.56%	3,029,400	$(35,428)	$181,745	$217,173

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^
Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2023, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/20/2024	EUR	S	445,000	$487,836	$492,769	$(4,933)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds(a)	$—	$266,792,848	$—	$266,792,848
Convertible Bonds(a)	—	11,693,711	—	11,693,711
Total Bonds and Notes	—	278,486,559	—	278,486,559
Senior Loans(a)	—	10,685,217	—	10,685,217
Common Stocks
Technology Hardware, Storage & Peripherals	236,042	271	—	236,313
All Other Common Stocks(a)	8,863,279	—	—	8,863,279
Total Common Stocks	9,099,321	271	—	9,099,592

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$6,111,089	$—	$6,111,089
Exchange-Traded Funds	2,553,870	—	—	2,553,870
Preferred Stocks
Convertible Preferred Stocks(a)	1,156,202	—	—	1,156,202
Non-Convertible Preferred Stocks
Other REITs	—	184,965	—	184,965
All Other Non-Convertible Preferred Stocks(a)	393,403	—	—	393,403
Total Non-Convertible Preferred Stocks	393,403	184,965	—	578,368
Total Preferred Stocks	1,549,605	184,965	—	1,734,570
Short-Term Investments	—	18,558,122	—	18,558,122
Total Investments	13,202,796	314,026,223	—	327,229,019
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	217,173	—	217,173
Total	$13,202,796	$314,243,396	$—	$327,446,192

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(4,933)	$—	$(4,933)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include swap agreements and forward foreign currency contracts.
The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. As of December 31, 2023, the Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of December 31, 2023, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The following is a summary of derivative instruments for the Fund, as of December 31, 2023:
Assets	Swap agreements at value
Exchange-traded/cleared asset derivatives
Credit contracts	$181,745

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(4,933)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2023, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:
Counterparty:	Derivatives	Collateral Pledged
Bank of America N.A.	$(4,933)	$—

Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.
Industry Summary at December 31, 2023 (Unaudited)
Cable Satellite	9.7%
Technology	6.0
Finance Companies	5.3
Independent Energy	4.8
Midstream	4.7
Leisure	4.7
Pharmaceuticals	4.7
Healthcare	3.2
Consumer Cyclical Services	2.9
Metals & Mining	2.9
Automotive	2.8
Building Materials	2.5
Chemicals	2.4
Gaming	2.1
Wirelines	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	28.3
Collateralized Loan Obligations	1.9
Short-Term Investments	5.6
Exchange-Traded Funds	0.8
Total Investments	99.3
Other assets less liabilities (including swap agreements and forward foreign currency contracts)	0.7
Net Assets	100.0%